UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22142
Oppenheimer Rochester Intermediate Term Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 3/30/2012

Item 1. Reports to Stockholders.

March 31, 2012

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Oppenheimer Rochester Intermediate Term Municipal Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®
The Right Way to Invest

March 31, 2012 Oppenheimer Management Rochester Commentary Intermediate Term Semiannual and Municipal Fund Report M A N A G E M E N T C O M M E N TA R Y An Interview with Your Fund’s Portfolio Managers S E M I A N N U A L R E P O RT Listing of Top Holdings Financial Statements “We hope that the recent strength of the municipal bond market has renewed investors’ confidence in the market’s powerful ability to help investors earn tax-advantaged income.” Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

General Obligation	16.8%
Hospital/Health Care	15.0
Municipal Leases	13.1
Higher Education	8.6
Sales Tax Revenue	7.4
Education	6.7
Government Appropriation	6.3
Highways/Commuter Facilities	5.6
Water Utilities	4.8
Marine/Aviation Facilities	4.5
Portfolio holdings are subject to change. Percentages are as of March 30, 2012, and are based on total assets.

Credit Rating Breakdown	NRSRO Only Total

AAA	2.1%
AA	19.3
A	55.0
BBB	20.0
Unrated	3.6

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of March 30, 2012, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
9 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester® Intermediate Term Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 12/6/10. Unless otherwise noted, Class A returns include the maximum initial sales charge of 3.50% that was in place prior to April 1, 2012. Effective April 1, 2012, the maximum ititial sales charge for Class A shares of the Fund is 2.25%.
Class C shares of the Fund were first publicly offered on 12/6/10. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 12/6/10. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
10 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 30, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2011	March 30, 2012	March 30, 2012

Actual
Class A	$1,000.00	$1,035.00	$4.92
Class C	1,000.00	1,030.90	8.87
Class Y	1,000.00	1,036.10	3.80

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.04	4.88
Class C	1,000.00	1,016.16	8.81
Class Y	1,000.00	1,021.13	3.78
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 30, 2012 are as follows:

Class	Expense Ratios

Class A	0.97%
Class C	1.75
Class Y	0.75
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 30, 2012* / Unaudited

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Municipal Bonds and Notes—93.0%
Alabama—0.4%
$115,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)	5.875%	11/15/2024	11/15/2012	A	$115,759
Arizona—5.2%
20,000	AZ Capital Facilities Finance Corp. (Arizona State University)	6.000	09/01/2015	04/26/2012	A	20,084
50,000	AZ Health Facilities Authority (Banner Health System)	5.000	01/01/2022	01/01/2017	A	55,293
500,000	Glendale, AZ Western Loop Public Facilities	7.000	07/01/2033	01/01/2014	A	545,690
120,000	Mesa, AZ IDA (Banner Health System)	5.000	01/01/2019	04/30/2012	A	120,367
140,000	Mohave County, AZ IDA (Mohave Prison)	7.500	05/01/2019	11/27/2017	B	154,685
175,000	Phoenix, AZ IDA Government Office Lease (Capital Mall)	5.250	09/15/2016	04/30/2012	A	175,562
250,000	Pima County, AZ IDA (Tucson Electric Power Company)	5.750	09/01/2029	01/12/2015	A	265,053

						1,336,734
California—23.8%
10,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	10,765
25,000	Bay Area, CA Toll Authority (San Francisco Bay Area)	5.000	04/01/2022	04/01/2016	A	28,495
45,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2029	06/01/2012	A	44,993
45,000	CA Dept. of Transportation COP	5.250	03/01/2016	04/30/2012	A	45,180
420,000	CA Educational Facilities Authority (Chapman University)	5.000	04/01/2025	04/01/2021	A	468,119
75,000	CA GO	5.000	09/01/2019	09/01/2016	A	83,991
5,000	CA GO	6.000	08/01/2012	08/01/2012		5,095
5,000	CA GO	6.000	08/01/2020	08/01/2012	A	5,079
410,000	CA GO	6.500	04/01/2033	04/01/2019	A	499,306
200,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000	06/01/2021	04/30/2012	A	200,126
500,000	CA Health Facilities Financing Authority (CHCW)	5.250	03/01/2024	03/01/2016	A	529,515
500,000	CA Health Facilities Financing Authority (Children’s Hospital)	5.000	11/01/2024	11/01/2021	A	551,615
85,000	CA Health Facilities Financing Authority (CHW/CMF Obligated Group)	5.125	07/01/2022	03/26/2014	A	90,919
125,000	CA Public Works (California Community Colleges)	5.500	06/01/2022	06/01/2014	A	130,423
90,000	CA Public Works (California State University)	5.400	12/01/2016	04/30/2012	A	90,266
50,000	CA Public Works (California State University)	5.500	09/01/2015	04/30/2012	A	50,200
250,000	CA Public Works (Dept. of General Services)	5.250	12/01/2019	12/01/2012	A	255,525
13 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

California Continued
$125,000	CA Public Works (Dept. of Mental Health)	5.500%	06/01/2020	06/01/2014	A	$133,578
35,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	04/30/2012	A	35,113
50,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	04/30/2012	A	50,146
50,000	CA Public Works (Various State Universities)	5.250	12/01/2013	04/30/2012	A	50,183
250,000	CA Statewide CDA (Memorial Health Services/Long Beach Memorial Medical Center Obligated Group)	5.500	10/01/2033	04/01/2013	A	259,000
25,000	Carson, CA Redevel. Agency Tax Allocation	5.250	10/01/2022	10/01/2013	A	25,320
25,000	Central CA Unified School District COP	5.000	08/01/2022	08/01/2017	A	27,893
10,000	Corona, CA COP	5.500	08/01/2015	04/30/2012	A	10,036
100,000	El Centro, CA Financing Authority (El Centro Redevel.)	6.625	11/01/2025	05/01/2021	A	111,127
20,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 17	5.000	09/01/2019	09/01/2012	A	20,704
25,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	04/30/2012	A	25,070
250,000	Madera, CA Irrigation Financing Authority	5.750	01/01/2026	01/01/2020	A	266,120
100,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)	6.500	05/01/2026	05/01/2021	A	112,309
190,000	Palm Desert, CA Financing Authority	5.000	04/01/2019	04/01/2014	A	193,036
100,000	Rancho Cucamonga, CA Community Facilities District Special Tax No. 2004-1	5.100	09/01/2017	09/01/2012	A	103,509
50,000	Riverside County, CA Asset Leasing Corp. (Riverside County Hospital)	5.700	06/01/2016	06/01/2012	A	50,831
70,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)	5.000	10/01/2021	10/01/2016	A	71,193
100,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor)	5.000	10/01/2022	10/01/2016	A	101,116
100,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	5.750	10/01/2020	10/01/2020		107,944
400,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Assessment District)	5.250	09/02/2026	09/02/2012	A	412,664
50,000	Rohnert Park, CA COP	5.000	07/01/2024	04/30/2012	A	50,061
200,000	San Diego, CA Public Facilities Financing Authority (Ballpark)	5.250	02/15/2021	02/15/2017	A	215,748
25,000	San Juan, CA Unified School District	5.000	08/01/2020	08/01/2015	A	27,671
85,000	San Mateo, CA (Library Improvement)	5.625	08/01/2030	04/30/2012	A	85,329
200,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.250	06/01/2019	06/01/2012	A	201,342
14 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

California Continued
$50,000	Saugus, CA Union School District Community Facilities District No. 2006	6.250%	09/01/2027	09/01/2012	A	$51,674
250,000	Vernon, CA Electric System	5.125	08/01/2021	08/01/2019	A	267,223

						6,155,552
Colorado—1.4%
10,000	CO Health Facilities Authority (Evangelical Lutheran Good Samaritan Society)	6.800	12/01/2020	04/30/2012	A	10,127
255,000	Foothills, CO Park & Recreation District Building Authority COP	5.000	12/01/2022	12/01/2012	A	258,024
100,000	Montrose County, CO Memorial Hospital	5.250	12/01/2017	04/30/2012	A	100,216

						368,367
Connecticut—1.2%
50,000	CT H&EFA (Bridgeport Hospital)	6.625	07/01/2018	04/30/2012	A	50,382
250,000	CT H&EFA (University of Hartford)	5.500	07/01/2022	07/01/2012	A	253,360

						303,742
District of Columbia—0.4%
100,000	District of Columbia Ballpark	5.000	02/01/2022	02/01/2016	A	104,594
Florida—2.8%
65,000	Dade County, FL GO (Seaport)	5.500	10/01/2026	04/30/2012	A	65,236
75,000	FL Municipal Loan Council	5.250	12/01/2019	12/01/2013	A	77,942
50,000	FL State Board of Education	5.250	01/01/2020	01/01/2013	A	52,165
100,000	Hillsborough County, FL Community Investment Tax	5.000	11/01/2025	11/01/2013	A	106,645
25,000	Jacksonville, FL Capital Improvement (Gator Bowl)	5.250	10/01/2017	04/30/2012	A	25,088
10,000	Jacksonville, FL Transit	5.125	10/01/2021	04/30/2012	A	10,035
265,000	Miami-Dade County, FL Aviation (Miami International Airport)	5.750	10/01/2024	04/30/2012	A	267,311
25,000	Miami-Dade County, FL Stormwater Utility	5.000	04/01/2024	04/30/2012	A	25,070
10,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)	5.250	08/01/2013	04/30/2012	A	10,032
20,000	St. Johns County, FL IDA (World Golf Foundation)	5.500	03/01/2017	04/30/2012	A	20,043
55,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)	6.000	12/01/2015	04/30/2012	A	55,250

						714,817
Georgia—0.2%
50,000	Atlanta, GA Water & Wastewater Authority	5.000	11/01/2023	04/30/2012	A	50,106
15 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Illinois—3.0%
$100,000	Chicago, IL Midway Airport, Series B	5.000%	01/01/2022	04/30/2012	A	$100,326
60,000	Chicago, IL Midway Airport, Series B	5.375	01/01/2016	04/30/2012	A	60,216
20,000	Cook County, IL GO	5.250	11/15/2020	11/15/2012	A	20,574
25,000	IL Devel. Finance Authority Pollution Control (Amerencips)	5.500	03/01/2014	04/30/2012	A	25,017
150,000	IL Finance Authority (ABHS/ABMC/AVM/AVT/ABSJ Obligated Group)	5.250	01/01/2022	04/14/2018	A	167,067
15,000	IL Finance Authority (CF/TCFH/CaHC/CaRC Obligated Group)	5.250	02/15/2019	02/15/2014	A	15,621
200,000	IL GO	5.000	06/01/2020	06/01/2013	A	207,776
100,000	IL GO	5.250	04/01/2027	04/30/2012	A	100,091
35,000	IL Sales Tax	5.375	06/15/2015	04/30/2012	A	35,129
35,000	Northern IL Municipal Power Agency (Prarie Street)	5.000	01/01/2019	01/01/2018	A	39,331

						771,148
Indiana—0.5%
80,000	Delaware County, IN Redevel. District	6.875	02/01/2018	04/30/2012	A	80,178
50,000	Manchester Township, IN High School Building	4.950	01/15/2015	04/30/2012	A	50,183

						130,361
Louisiana—1.9%
235,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)	5.500	07/15/2018	04/30/2012	A	235,360
250,000	New Orleans, LA GO	5.125	09/01/2021	09/01/2012	A	253,573

						488,933
Maryland—1.0%
250,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)	5.125	09/01/2030	03/01/2021	A	270,333
Massachusetts—1.6%
250,000	MA Devel. Finance Agency (Partners Healthcare System)	5.000	07/01/2031	07/01/2021	A	278,885
130,000	MA Industrial Finance Agency (Avon Associates)	5.375	04/01/2020	04/29/2012	A	130,216

						409,101
Michigan—3.8%
100,000	Detroit, MI GO	5.375	04/01/2015	04/30/2012	A	100,113
50,000	Detroit, MI Wayne County Stadium Authority	5.500	02/01/2017	04/30/2012	A	50,124
25,000	MI Hsg. Devel. Authority (Charter Square)	5.500	01/15/2021	04/30/2012	A	25,046
40,000	MI Municipal Bond Authority	6.000	11/01/2020	04/30/2012	A	40,086
175,000	MI Strategic Fund Limited Obligation (NSF International)	5.125	08/01/2019	08/01/2013	A	178,948
16 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Michigan Continued
$250,000	West Bloomfield, MI School District	5.500%	05/01/2017	05/01/2012	A	$250,888
325,000	West Bloomfield, MI School District	5.500	05/01/2018	05/01/2012	A	326,128

						971,333
Minnesota—2.1%
500,000	MN Tobacco Securitization Authority	5.250	03/01/2025	03/01/2022	A	553,725
Mississippi—1.7%
200,000	MS Business Finance Corp. (System Energy Resources)	5.875	04/01/2022	04/30/2012	A	200,640
250,000	MS Business Finance Corp. (System Energy Resources)	5.900	05/01/2022	04/30/2012	A	250,800

						451,440
Missouri—0.4%
10,000	MO Environmental Improvement & Energy Resources Authority	5.900	01/01/2019	04/30/2012	A	10,045
40,000	MO Environmental Improvement & Energy Resources Authority	7.200	07/01/2016	04/30/2012	A	41,916
50,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	04/30/2012	A	50,179

						102,140
Nebraska—0.4%
100,000	Grand Island, NE Electric	5.125	08/15/2016	04/18/2012	A	100,248
Nevada—0.8%
200,000	Washoe County, NV Hospital Facility (Renown Regional Medical Center/Renown Network Services Obligated Group)	5.000	06/01/2021	04/30/2012	A	200,260
New Hampshire—0.3%
90,000	NH HE&HFA (Cheshire Medical Center)	5.125	07/01/2018	04/30/2012	A	90,176
New Jersey—2.3%
50,000	NJ EDA (University of Medicine and Dentistry of New Jersey)	5.750	06/01/2017	04/30/2012	A	50,117
250,000	NJ Health Care Facilities Financing Authority (Atlanticare Regional Medical Center)	6.250	07/01/2017	07/01/2012	A	261,963
250,000	NJ Transportation Trust Fund Authority	5.000	06/15/2027	06/15/2021	A	280,880

						592,960
New York—4.1%
100,000	L.I., NY Power Authority	5.000	04/01/2023	04/01/2019	A	113,006
250,000	L.I., NY Power Authority, Series A	5.125	09/01/2029	04/30/2012	A	250,768
150,000	NYC GO	5.250	09/01/2022	09/01/2018	A	175,212
250,000	NYC IDA (New York Institute of Technology)	5.250	03/01/2018	03/01/2013	A	255,680
15,000	NYC Trust for Cultural Resources (Museum of Modern Art)	5.500	01/01/2016	04/30/2012	A	15,299
20,000	NYS DA (Special Act School Districts)	5.250	07/01/2012	04/30/2012	A	20,079
17 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

New York Continued
$10,000	NYS HFA (Hospital & Nursing Home)	5.150%	11/01/2016	04/30/2012	A	$10,047
10,000	NYS Municipal Bond Bank Agency (Buffalo)	5.000	05/15/2016	04/30/2012	A	10,029
200,000	Port Authority NY/NJ (JFK International Air Terminal)	6.500	12/01/2028	12/01/2015	A	215,866

						1,065,986
North Carolina—0.3%
20,000	NC Eastern Municipal Power Agency, Series B	5.500	01/01/2017	04/30/2012	A	20,067
50,000	NC Eastern Municipal Power Agency, Series B	5.500	01/01/2021	04/30/2012	A	50,125

						70,192
Ohio—1.0%
200,000	Hamilton County, OH Sales Tax	5.000	12/01/2020	12/01/2016	A	224,216
30,000	Portsmouth, OH	5.200	09/01/2014	04/30/2012	A	30,392

						254,608
Oklahoma—0.3%
85,000	McAlester, OK Public Works Authority	5.750	02/01/2020	08/01/2012	A	86,951
Oregon—0.1%
20,000	OR Alternate Energy	5.000	01/01/2028	04/30/2012	A	20,018
Pennsylvania—7.4%
50,000	Allegheny County, PA HEBA (Carlow University)	4.500	11/01/2016	11/01/2016		50,660
200,000	Delaware River Port Authority PA/NJ	5.625	01/01/2026	04/30/2012	A	200,356
200,000	Northampton County, PA General Purpose Authority	5.250	10/01/2030	10/01/2012	A	203,598
500,000	Northampton County, PA General Purpose Authority (Moravian College)[1]	5.000	07/01/2031	07/01/2022	A	536,680
250,000	PA EDFA (Albert Einstein Healthcare)	6.250	10/15/2023	02/25/2019	A	277,813
500,000	PA IDA (Economic Devel.)	5.500	07/01/2016	07/01/2012	A	510,885
125,000	Philadelphia, PA Redevel. Authority (Neighborhood Transformation)	5.500	04/15/2017	04/30/2012	A	125,455

						1,905,447
Rhode Island—3.1%
100,000	Providence, RI Public Building Authority, Series A	5.125	12/15/2014	04/30/2012	A	100,205
300,000	Providence, RI Public Building Authority, Series A	5.875	06/15/2026	06/15/2021	A	329,181
50,000	Providence, RI Public Building Authority, Series B	5.375	12/15/2016	04/30/2012	A	50,098
35,000	RI Clean Water Protection Finance Agency	5.125	10/01/2019	10/01/2012	A	35,794
235,000	RI Health & Educational Building Corp. (RIH/MHF/TMH Obligated Group)	6.375	08/15/2021	08/15/2012	A	237,479
50,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.500	05/15/2016	04/30/2012	A	50,142

						802,899
18 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

South Carolina—1.1%
$250,000	Greenwood County, SC Hospital (Self Regional Healthcare)	5.500%	10/01/2021	04/24/2012	A	$250,433
15,000	SC Coastal Carolina University	5.300	06/01/2022	04/30/2012	A	15,051
25,000	SC Hsg. Finance & Devel. Authority, Series A-2	5.800	07/01/2027	04/30/2012	A	25,035

						290,519
South Dakota—3.0%
715,000	SD Educational Enhancement Funding Corp. Tobacco Settlement	6.500	06/01/2032	06/01/2012	A	728,814
45,000	SD H&EFA (AM/ASL/AQP Obligated Group)	5.250	07/01/2022	07/01/2012	A	45,642

						774,456
Tennessee—1.5%
65,000	Lafollette, TN Electric System	4.900	03/01/2019	04/30/2012	A	65,140
300,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2020	09/01/2020		334,107

						399,247
Texas—4.6%
200,000	Alvin, TX Independent School District (Schoolhouse)	5.000	02/15/2027	02/15/2015	A	220,664
55,000	Corpus Christi, TX Business & Job Devel. Corp. (Seawall)	5.000	03/01/2022	04/30/2012	A	55,145
200,000	Corpus Christi, TX Business & Job Devel. Corp. (Seawall)	5.375	03/01/2019	04/30/2012	A	200,622
50,000	Newark, TX Cultural Education Facilities Finance Corp.	7.250	08/15/2021	03/24/2016	A	52,712
100,000	TX GO	5.250	08/01/2035	04/30/2012	A	100,340
15,000	TX Lower Colorado River Authority	5.000	05/15/2026	04/30/2012	A	15,021
5,000	TX Lower Colorado River Authority	5.875	05/15/2016	04/30/2012	A	5,022
220,000	TX Municipal Gas Acquisition & Supply Corp.	5.625	12/15/2017	10/01/2015	B	244,666
100,000	TX Municipal Gas Acquisition & Supply Corp.	6.250	12/15/2026	08/04/2023	B	118,590
150,000	TX Public Finance Authority (Texas Southern University)	5.500	05/01/2018	05/01/2018		164,160

						1,176,942
U.S. Possessions—7.0%
250,000	Puerto Rico Aqueduct & Sewer Authority	5.500	07/01/2028	07/01/2022	A	262,883
750,000	Puerto Rico Electric Power Authority, Series ZZ	5.250	07/01/2026	07/01/2020	A	813,909
45,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2019	07/01/2013	A	46,811
70,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	04/30/2012	A	70,197
170,000	Puerto Rico Public Buildings Authority	5.250	07/01/2017	07/01/2017		186,720
390,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	08/01/2019	A	430,521

						1,811,041
19 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Vermont—0.6%
$150,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000%	10/01/2023	04/30/2012	A	$150,105
Virginia—0.1%
25,000	Alexandria, VA IDA Pollution Control (Potomac Electric Power Company)	5.375	02/15/2024	04/30/2012	A	25,108
Washington—2.6%
350,000	Energy Northwest WA Electric	6.000	07/01/2016	07/01/2012	A	354,970
125,000	Ocean Shores, WA GO	5.500	12/01/2017	06/01/2012	A	125,879
135,000	Ocean Shores, WA GO	5.500	12/01/2020	06/01/2012	A	135,879
45,000	University Place, WA	5.000	12/01/2021	04/30/2012	A	45,095

						661,823
Wisconsin—1.0%
250,000	WI H&EFA (WMA/MHCC/MVS Obligated Group)	5.600	08/15/2023	08/15/2013	A	254,985
Total Investments, at Value (Cost $23,476,417)—93.0%						24,032,156
Other Assets Net of Liabilities—7.0						1,810,684

Net Assets—100.0%						$25,842,840

Footnotes to Statement of Investments

*	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

**	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A.	Optional call date; corresponds to the most conservative yield calculation.

B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 30, 2012. See Note 1 of the accompanying Notes.
To simplify the listings of securities, abbreviations are used per the table below:

ABHS	Alexian Brothers Health System

ABMC	Alexian Brothers Medical Center

ABSJ	Alexian Brothers of San Jose

AM	Avera McKennan

AQP	Avera Queen of Peace

ASL	Avera St. Lukes

AVM	Alexian Village of Milwaukee

AVT	Alexian Village of Tennessee

CDA	Communities Devel. Authority

CF	Carle Foundation

CHCW	Catholic Healthcare West

CHW	Catholic Healthcare West

CMF	CHW Medical Foundation

COP	Certificates of Participation

CaHC	Carle Health Care

CaRC	Carle Retirement Centers

DA	Dormitory Authority

EDA	Economic Devel. Authority

EDFA	Economic Devel. Finance Authority

GO	General Obligation
20 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below Continued

H&EFA	Health and Educational Facilities Authority

HE&HFA	Higher Education and Health Facilities Authority

HEBA	Higher Education Building Authority

HFA	Housing Finance Agency

IDA	Industrial Devel. Agency

JFK	John Fitzgerald Kennedy

L.I.	Long Island

MHCC	Masonic Health Care Center

MHF	Miriam Hospital Foundation

MVS	Masonic Village on the Square

NY/NJ	New York/New Jersey

NYC	New York City

NYS	New York State

PA/NJ	Pennsylvania/New Jersey

RIH	Rhode Island Hospital

TASC	Tobacco Settlement Asset-Backed Bonds

TCFH	The Carle Foundation Hospital

TMH	The Miriam Hospital

WMA	Wisconsin Masonic Home
See accompanying Notes to Financial Statements.
21 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
March 30, 20121

Assets
Investments, at value (cost $23,476,417)—see accompanying statement of investments	$24,032,156
Cash	1,506,613
Receivables and other assets:
Interest	355,373
Investments sold	260,112
Shares of beneficial interest sold	247,007
Other	6,077

Total assets	26,407,338

Liabilities
Payables and other liabilities:
Investments purchased on a when-issued or delayed delivery basis	531,270
Dividends	9,408
Distribution and service plan fees	5,939
Shares of beneficial interest redeemed	1,500
Shareholder communications	1,478
Transfer and shareholder servicing agent fees	789
Trustees’ compensation	69
Other	14,045

Total liabilities	564,498

Net Assets	$25,842,840

Composition of Net Assets
Par value of shares of beneficial interest	$2,031
Additional paid-in capital	25,233,701
Accumulated net investment income	53,381
Accumulated net realized loss on investments	(2,012)
Net unrealized appreciation on investments	555,739

Net Assets	$25,842,840

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
22 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $20,298,926 and 1,595,081 shares of beneficial interest outstanding)	$12.73
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$13.19

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $4,335,406 and 341,028 shares of beneficial interest outstanding)	$12.71

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,208,508 and 94,928 shares of beneficial interest outstanding)	$12.73
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended March 30, 20121

Investment Income
Interest	$401,324

Expenses
Management fees	58,483
Distribution and service plan fees:
Class A	14,392
Class C	12,455
Transfer and shareholder servicing agent fees:
Class A	2,451
Class C	1,241
Class Y	250
Shareholder communications:
Class A	5,782
Class C	2,660
Class Y	1,003
Legal, auditing and other professional fees	23,198
Borrowing fees	2,246
Administration service fees	750
Interest expense on borrowings	193
Custodian fees and expenses	117
Trustees’ compensation	91
Other	3,569

Total expenses	128,881
Less waivers and reimbursements of expenses	(24,318)

Net expenses	104,563

Net Investment Income	296,761

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(1,881)
Net change in unrealized appreciation/depreciation on investments	351,123

Net Increase in Net Assets Resulting from Operations	$646,003

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Period
	Ended	Ended
	March 30, 2012[1]	September 30,
	(Unaudited)	2011[2]

Operations
Net investment income	$296,761	$214,133
Net realized gain (loss)	(1,881)	27,218
Net change in unrealized appreciation/depreciation	351,123	204,616

Net increase in net assets resulting from operations	646,003	445,967

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(259,550)	(155,674)
Class C	(28,908)	(6,881)
Class Y	(7,050)	(3,638)

	(295,508)	(166,193)
Distributions from net realized gain:
Class A	(21,652)	—
Class C	(2,836)	—
Class Y	(411)	—

	(24,899)	—

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	7,885,755	11,780,097
Class C	3,292,276	985,223
Class Y	960,912	231,207

	12,138,943	12,996,527

Net Assets
Total increase	12,464,539	13,276,301
Beginning of period	13,378,301	102,000 [3]

End of period (including accumulated net investment income of $53,381 and $52,128, respectively)	$25,842,840	$13,378,301

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from December 6, 2010 (commencement of operations) to September 30, 2011.

3.	Reflects the value of the Manager’s initial seed money invested on November 17, 2010.
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Month Ended	Period Ended
	March 30, 2012[1]	September 30,
Class A	(Unaudited)	2011[2]

Per Share Operating Data
Net asset value, beginning of period	$12.51	$12.17

Income (loss) from investment operations:
Net investment income[3]	.20	.33
Net realized and unrealized gain	.24	.26

Total from investment operations	.44	.59

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)	(.25)
Distributions from net realized gain	(.02)	—

Total dividends and/or distributions to shareholders	(.22)	(.25)

Net asset value, end of period	$12.73	$12.51

Total Return, at Net Asset Value[4]	3.50%	4.92%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,299	$12,132

Average net assets (in thousands)	$16,600	$7,370

Ratios to average net assets:[5]
Net investment income	3.14%	3.32%
Expenses excluding interest and fees from borrowings	1.16%	1.46%
Interest and fees from borrowings	0.02%	0.01%

Total expenses	1.18%	1.47%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.97%	0.96%

Portfolio turnover rate	6%	84%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from December 6, 2010 (commencement of operations) to September 30, 2011.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

	Six Month Ended	Period Ended
	March 30, 2012[1]	September 30,
Class C	(Unaudited)	2011[2]

Per Share Operating Data
Net asset value, beginning of period	$12.49	$12.17

Income (loss) from investment operations:
Net investment income[3]	.14	.26
Net realized and unrealized gain	.25	.23

Total from investment operations	.39	.49

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.15)	(.17)
Distributions from net realized gain	(.02)	—

Total dividends and/or distributions to shareholders	(.17)	(.17)

Net asset value, end of period	$12.71	$12.49

Total Return, at Net Asset Value[4]	3.09%	4.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,335	$1,005

Average net assets (in thousands)	$2,509	$418

Ratios to average net assets:[5]
Net investment income	2.29%	2.61%
Expenses excluding interest and fees from borrowings	2.20%	3.74%
Interest and fees from borrowings	0.02%	0.01%

Total expenses	2.22%	3.75%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.75%	1.74%

Portfolio turnover rate	6%	84%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from December 6, 2010 (commencement of operations) to September 30, 2011.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Month Ended	Period Ended
	March 30, 2012[1]	September 30,
Class Y	(Unaudited)	2011[2]

Per Share Operating Data
Net asset value, beginning of period	$12.51	$12.17

Income (loss) from investment operations:
Net investment income[3]	.20	.37
Net realized and unrealized gain	.25	.23

Total from investment operations	.45	.60

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.21)	(.26)
Distributions from net realized gain	(.02)	—

Total dividends and/or distributions to shareholders	(.23)	(.26)

Net asset value, end of period	$12.73	$12.51

Total Return, at Net Asset Value[4]	3.61%	5.07%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,209	$241

Average net assets (in thousands)	$430	$149

Ratios to average net assets:[5]
Net investment income	3.25%	3.65%
Expenses excluding interest and fees from borrowings	1.46%	2.78%
Interest and fees from borrowings	0.02%	0.01%

Total expenses	1.48%	2.79%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.75%	0.74%

Portfolio turnover rate	6%	84%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from December 6, 2010 (commencement of operations) to September 30, 2011.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester Intermediate Term Municipal Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek current interest income exempt from federal individual income tax. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). As of March 30, 2012, approximately 21% of the shares of the Fund were owned by the Manager, other funds advised or sub-advised by the Manager or an affiliate of the Manager.
     The Fund offers Class A, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers
29 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of March 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions
|
Purchased securities	$531,270
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2011, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

No expiration	$1,881
Capital losses with no expiration will be carried forward to future years if not offset by gains in the remaining six months of the Fund’s fiscal year. When increased by capital loss carryforwards in existence at March 30, 2012, the Fund had estimated capital loss carryforwards of $1,881 which will not expire. During the six months ended March 30, 2012, it is estimated that the Fund will not utilize any of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends
30 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$23,476,417

Gross unrealized appreciation	$584,139
Gross unrealized depreciation	(28,400)

Net unrealized appreciation	$555,739

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed
31 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Securities Valuation
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
Valuation Methods and inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.
     The following methodologies are used to determine the market value or the fair value of the types of securities described below:
     Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a
32 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.
     Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered
Security Type	by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and
33 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 30, 2012 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$115,759	$—	$115,759
Arizona	—	1,336,734	—	1,336,734
California	—	6,155,552	—	6,155,552
Colorado	—	368,367	—	368,367
Connecticut	—	303,742	—	303,742
34 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value Continued
District of Columbia	$—	$104,594	$—	$104,594
Florida	—	714,817	—	714,817
Georgia	—	50,106	—	50,106
Illinois	—	771,148	—	771,148
Indiana	—	130,361	—	130,361
Louisiana	—	488,933	—	488,933
Maryland	—	270,333	—	270,333
Massachusetts	—	409,101	—	409,101
Michigan	—	971,333	—	971,333
Minnesota	—	553,725	—	553,725
Mississippi	—	451,440	—	451,440
Missouri	—	102,140	—	102,140
Nebraska	—	100,248	—	100,248
Nevada	—	200,260	—	200,260
New Hampshire	—	90,176	—	90,176
New Jersey	—	592,960	—	592,960
New York	—	1,065,986	—	1,065,986
North Carolina	—	70,192	—	70,192
Ohio	—	254,608	—	254,608
Oklahoma	—	86,951	—	86,951
Oregon	—	20,018	—	20,018
Pennsylvania	—	1,905,447	—	1,905,447
Rhode Island	—	802,899	—	802,899
South Carolina	—	290,519	—	290,519
South Dakota	—	774,456	—	774,456
Tennessee	—	399,247	—	399,247
Texas	—	1,176,942	—	1,176,942
U.S. Possessions	—	1,811,041	—	1,811,041
Vermont	—	150,105	—	150,105
Virginia	—	25,108	—	25,108
Washington	—	661,823	—	661,823
Wisconsin	—	254,985	—	254,985

Total Assets	$—	$24,032,156	$—	$24,032,156

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
35 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 30, 2012		Period Ended September 30, 2011[1,2]
	Shares	Amount	Shares	Amount

Class A
Sold	1,011,781	$12,775,946	1,001,923	$12,272,361
Dividends and/or distributions reinvested	13,192	166,989	2,854	35,281
Redeemed	(399,926)	(5,057,180)	(42,960)	(527,545)

Net increase	625,047	$7,885,755	961,817	$11,780,097

Class C
Sold	293,293	$3,708,677	92,237	$1,129,019
Dividends and/or distributions reinvested	2,080	26,343	334	4,138
Redeemed	(34,799)	(442,744)	(12,199)	(147,934)

Net increase	260,574	$3,292,276	80,372	$985,223

Class Y
Sold	81,655	$1,037,417	35,563	$434,268
Dividends and/or distributions reinvested	532	6,743	205	2,545
Redeemed	(6,544)	(83,248)	(16,565)	(205,606)

Net increase	75,643	$960,912	19,203	$231,207

1.	For the period from December 6, 2010 (commencement of operations) to September 30, 2011.

2.	The Fund sold 8,217 shares of Class A at a value of $100,000 and 82 shares each of Class C and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on November 17, 2010. These amounts are not reflected in the table above.
4. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 30, 2012, were as follows:

	Purchases	Sales

Investment securities	$6,090,703	$684,720
5. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
36 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 30, 2012, the Fund paid $3,412 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plan for Class C. The Fund has adopted Distribution and Service Plan (the “Plan”) for Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under the plan. If the Class C plan is terminated by the Fund or by the shareholders of this class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plan at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plan at March 30, 2012 were as follows:

Class C	$17,116
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the
37 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Fees and Other Transactions with Affiliates Continued
CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class C
	Class A	Contingent	Contingent
	Front-End	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor

March 30, 2012	$11,052	$—	$1,186
Waivers and Reimbursements of Expenses. The Manager has voluntary agreed to waive fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses”, excluding interest and fees from borrowings, will not exceed 0.95% of average annual net assets for Class A shares, 1.73% of average annual net assets for Class C shares and 0.73% of average annual net assets for Class Y shares. During the six months ended March 30, 2012, the Manager reimbursed $16,962, $5,791 and $1,565 for Class A, Class C and Class Y shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes C and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to December 1, 2011. Effective December 1, 2011, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement.
38 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2824% as of March 30, 2012). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended March 30, 2012 equal 0.02% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of March 30, 2012, the Fund had no borrowings outstanding. Details of the borrowings for the six months ended March 30, 2012 are as follows:

Average Daily Loan Balance	$159,016
Average Daily Interest Rate	0.233%
Fees Paid	$4,163
Interest Paid	$193
7. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in
39 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
40 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

CREDIT ALLOCATION Unaudited
This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.
     The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.
     The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.
     The credit allocations below are as of March 30, 2012 and are subject to change. The percentages are based on total assets and the market value of the Fund’s securities as of March 30, 2012 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

		Unrated by
		a NRSRO;
		Internally
		Rated by
	NRSRO-Rated	the Manager	Total

AAA	2.1%	0.0%	2.1%
AA	19.3	0.0	19.3
A	55.0	0.8	55.8
BBB	20.0	2.8	22.8

Total	96.4%	3.6%	100.0%

41 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
42 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

OPPENHEIMER ROCHESTER®  INTERMEDIATE TERM MUNICIPAL FUND
A Series of Oppenheimer Municipal Fund

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Daniel G. Loughran, Vice President
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Richard Stein, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OppenheimerFunds Services
Servicing Agent

Independent Registered	KPMG llp
Public Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
43 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
44 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).
45 | OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/30/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Rochester Intermediate Term Municipal Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	5/8/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	5/8/2012

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	5/8/2012